Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management [Abstract]
Cash and Cash Equivalents Denominated in Foreign Currencies
The Group’s cash and cash equivalents are denominated in the following currencies:

	2022	2022	2021	2021
	Local Currency ‘000	$’000	Local Currency ‘000	$’000
In USD	162,266	162,266	276,447	276,447
In Euro	3,446	3,675	290	329
In GBP	11	14	—	—
		165,955		276,776

Impairment Allowance	The impairment allowance recognized during the period was calculated based on 12 month expected credit losses and reconciles to the opening impairment allowance as follows:

	Year ended December 31,
	2022	2021
	$’000	$’000
Opening impairment allowance	—	—
Increase in impairment allowance during the year	121	—
Closing impairment allowance	121	—

Financial Assets Measured at Fair Value
The following table shows the carrying amounts and fair values of financial assets. The table does not include fair value information for financial assets or financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount
	FVOCI	FVTPL
Financial assets measured at fair value
Marketable securities	85,724	—
Cash equivalents	—	35,703
	85,724	35,703